Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	9 Months Ended	15 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012
Cash flows from operating activities:
Net loss	$ (410)	$ (6,200)	$ (2,624)	$ (8,824)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization		22		22
Stock-based compensation expense	9	559	346	905
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		(165)	(44)	(209)
Accounts payable	2	328	276	605
Accrued expenses and other non-current liabilities	404	720	486	1,205
Net cash used in operating activities	5	(4,736)	(1,560)	(6,296)
Cash flows from investing activities:
Purchase of property, plant, and equipment		(456)	0	(456)
Increase in restricted cash		(93)	0	(93)
Net cash used in investing activities		(549)	0	(549)
Cash flows from financing activities:
Proceeds from issuance of preferred stock, net of issuance costs		34,992	6,099	41,091
Increase in deferred financing costs		(182)		(182)
Net proceeds from issuance of common stock	2	1	2	3
Net cash provided by financing activities	2	34,811	6,101	40,912
Increase in cash and cash equivalents	7	29,526	4,541	34,067
Cash and cash equivalents at beginning of period	0	4,541	0	0
Cash and cash equivalents at end of period	7	34,067	4,541	34,067
Supplemental disclosure of non-cash financing activity
Accretion of convertible preferred stock to redemption value			$ (101)	$ (101)